Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Transactions Between Related Parties

	2019 £m	2018 £m	2017 £m

Transactions

– revenue	511	473	366

– purchases	(79)	(101)	(218)

– other net income	248	216	699

Amounts receivable at 31 December	42	26	40

Amounts payable at 31 December	(2)	(1)	(1)

Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services

	2019 £m	2018 £m	2017 £m

The total compensation for key management personnel, including Directors, was:

– salaries and other short-term employee benefits	26	21	24

– post-employment benefits	4	4	5

– share-based payments	23	18	16

	53	43	45

The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chairman			Non-Executive Directors			Total

	2019 £'000	2018 £'000	2017 £'000	2019 £'000	2018 £'000	2017 £'000	2019 £'000	2018 £'000	2017 £'000	2019 £'000	2018 £'000	2017 £'000

Salary; fees; benefits; incentives

– salary	2,356	2,211	2,122							2,356	2,211	2,122

– fees				695	680	660	969	1,092	1,042	1,664	1,772	1,702

– taxable benefits	608	427	385	137	116	129	310	303	195	1,055	846	709

– short-term incentives	4,791	5,031	4,689							4,791	5,031	4,689

– long-term incentives	4,420	5,300	10,192							4,420	5,300	10,192

Sub-total	12,175	12,969	17,388	832	796	789	1,279	1,395	1,237	14,286	15,160	19,414

Pension; other emoluments

– pension	686	921	612							686	921	612

– other emoluments	47	50	50							47	50	50

Sub-total	733	971	662							733	971	662

Total emoluments	12,908	13,940	18,050	832	796	789	1,279	1,395	1,237	15,019	16,131	20,076

Summary of Aggregate Gains on LTIP Shares Exercised
Aggregate gains on LTIP shares exercised in the year

	Award	Exercised LTIP shares	Exercise date	Price per share (£)	Aggregate gain (£)

Jack Bowles	12 May 2016	22,711	20 May 2019	29.72	674,971

Tadeu Marroco	12 May 2016	15,154	21 June 2019	27.97	423,857

LTIP - Value of awards 2016

	Shares	Price per share (£)[1]	Face value (£)

Jack Bowles	31,943	42.34	1,352,467

Tadeu Marroco	21,315	42.34	902,477

1	For information only as awards are made as nil-cost options.

Sharesave - Aggregate Gains 2019

	Award date	Shares	Exercise date	Price per share (£)	Aggregate gain (£)

Nicandro Durante	26 August 2014	493	02 April 2019	31.79	1,930
Ben Stevens	26 August 2014	543	01 October 2019	29.87	1,083

Sharesave - Value of award 2014

	Shares	Price per share (£)	Face value (£)

Nicandro Durante	493	27.87	13,740
Ben Stevens	543	27.87	15,133

In 2019, no Sharesave options were exercised by current Executive Directors.